Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Basis of Presentation and General Information
Basis of Presentation and General Information

1.Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of OceanPal Inc. (the ‘‘Company”, or “OceanPal”, or “OP”), and its wholly-owned subsidiaries (collectively, the “Company”). OP was incorporated by Diana Shipping Inc. (“Diana Shipping” or “DSI”) on April 15, 2021 under the laws of the Republic of the Marshall Islands, having a share capital of 500 shares, par value $0.01 per share, issued to DSI (Note 3 (c)). In November 2021 and December 22, 2022, the Company’s articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company’s authorized share capital increased from 500 to 1,000,000,000 shares of common stock at par value $0.01 and 100,000,000 preferred stock at par value $0.01.

On June 24, 2021, OP filed a confidential registration statement on Form 20-F with the US Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, to effect a spin-off of three of DSI’s vessel owning subsidiaries together with working capital in exchange of common and preferred stock to DSI’s stockholders and DSI, respectively (the “Spin-Off”) (Note 3 (c)). On November 29, 2021 the registration statement was declared effective. On November 30, 2021, OP began “regular way” trading on the Nasdaq Capital Market under the ticker symbol “OP”.

Effective December 22, 2022, the Company effected a one-for-ten reverse stock split on its issued and outstanding common stock (Note 6(a)). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively, for the periods presented.

The comparative consolidated financial statements have been presented for the period from inception (April 15, 2021) through December 31, 2021. They include only the accounts of OceanPal Inc. from inception date April 15, 2021 through November 29, 2021, as the accounts of the Company’s wholly-owned subsidiaries have been consolidated from November 30, 2021 (i.e. upon the Spin-Off consummation and the acquisition of the three ship-owning subsidiaries by the Company) when the operation of the Company’s vessels under OceanPal Inc.’s ownership started. Operations prior to the November 30, 2021 consisted principally of organizational expenses.

The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels. Each of the vessels is owned through a separate wholly-owned subsidiary. As at December 31, 2022, the Company is the sole owner of all outstanding shares of the following subsidiaries:

●	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs (Note 3(c) and 4),
●	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso (Note 3(c) and 4),
●	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City (Note 3 (c) and 4), and
●	Darrit Shipping Company Inc., a company incorporated in the Republic of the Marshall Islands on June 02, 2022, owner of the 2005 built Capesize dry bulk carrier Baltimore (Note 3(c) and 4).

The Company operates its own fleet through Diana Wilhelmsen Management Limited (or “DWM”) (Note 3(a)) and Steamship Shipbroking Enterprises Inc. (or “Steamship”) (Note 3(b)).

Uncertainties caused by the COVID-19 pandemic and the Russo-Ukrainian conflict: The outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international shipping industry into which the Company operates. As of December 31, 2022, the impact of the outbreak of COVID-19 virus continues to unfold.

Additionally, the ongoing conflict between Russia and the Ukraine, since February 2022, has disrupted supply chains and caused instability in the energy markets and the global economy, which have experienced significant volatility. Several countries announced sanctions against Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil and coal from Russia, and may impose wider sanctions and take other actions in the future. To date, no apparent consequences have been identified on the Company’s business, or counterparties, by COVID-19 and the conflict in Ukraine and their implications. None of the Company’s contracts have been affected by the events in Russia and Ukraine.

Given the dynamic nature of these circumstances, and as volatility continues, the full extent to which the COVID-19 global pandemic and/or the Russo-Ukrainian war may have direct or indirect impact on the industry and on the Company’s business is difficult to be predicted, whereas it is possible that in the future third parties with whom the Company has or will have contracts may be impacted by such events and sanctions. The related financial reporting implications cannot be reasonably estimated at this time, although they could materially affect the Company’s business, results of operations and financial condition in the future. As a result, many of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by these geopolitical events, will depend on how those events will further develop, the duration and extent of the restrictive measures that are associated with such events and their impact on global economy and trade, which is still uncertain. The Company is constantly monitoring the developing situation, as well as its charterers’ and other counterparties’ response to the market and continuously evaluates the effect on its operations. Also, the Company monitors elevated inflation in the United States of America, Eurozone and other countries, including ongoing global prices pressures in the wake of the war in Ukraine, driving up energy prices, commodity prices, which continue to have a moderate effect on the Company’s operating expenses.